Schedule of accounts payable to suppliers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Suppliers	R$ 2,710,984	R$ 2,436,452
Suppliers, current	2,585,735	2,291,307
Suppliers, noncurrent	125,249	145,145
Energy Supplies [Member]
IfrsStatementLineItems [Line Items]
Suppliers	1,303,386	1,393,899
Materials And Supplies [Member]
IfrsStatementLineItems [Line Items]
Suppliers	770,629	671,458
Natural Gas For Resale [Member]
IfrsStatementLineItems [Line Items]
Suppliers	60,121	38,574
Charges For Use Of Grid System [Member]
IfrsStatementLineItems [Line Items]
Suppliers	R$ 576,848	R$ 332,521